Financial instruments and risk management (Tables)	3 Months Ended
Nov. 30, 2021
Financial Instruments And Risk Management
Schedule of Gross Trade Accounts Receivable and Allowance for Doubtful Accounts

The below table reflects the aging of the Company’s aging by invoice date of gross trade accounts receivable and allowance for doubtful accounts as of November 30, 2021:

	0 - 30	31 - 60	61 - 90	91+	Total

Trade accounts receivable	8,579,042	250,750	235,950	2,030,380	11,096,122
Allowance for doubtful accounts	3,500	1,500	-	1,079,305	1,084,305
% Allowance	0%	1%	0%	53%	10%

Schedule of Funding Available From Operations and Other Sources

The Company’s policy is to seek to ensure adequate funding is available from operations and other sources, including debt and equity capital markets, as required.

	< 1 year	1-2 years	2-5 years
	$	$	$

Accounts payable	9,610,276	-	-
Accrued liabilities	8,568,864	-	-
Players liability account	360,372	-	-
Lease obligation	198,663	325,631	-
Long-term debt	69,507	-	-
Promissory notes payable	753,652	-	-
Convertible debt	2,557,505	-	5,628,059

Schedule of Fair Value Measurement

Carrying value at November 30, 2021	FVTPL - mandatorily measured	Amortized cost
	$	$

Financial assets:
Cash	-	9,678,803
Restricted cash	-	360,372
Accounts and other receivables	-	10,061,734
Government remittances	-	1,195,102
Publisher advance	-	3,631,052
Investment at FVTPL	2,629,851	-
	2,629,851	24,927,063

Carrying value at November 30, 2021	FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
	$	$	$

Financial liabilities:
Accounts payable	-	-	9,610,276
Accrued liabilities	-	-	8,568,864
Players liability account	-	-	360,372
Arbitration reserve	-	3,728,278	-
Long-term debt	-	-	69,507
Promissory notes payable	-	-	753,652
Warrant liability	1,851,311	-	-
Convertible debt	-	8,185,564	-
	1,851,311	11,913,842	19,362,671

Carrying value at August 31, 2021	FVTPL - mandatorily measured	Amortized cost
	$	$

Financial assets:
Cash	-	15,305,996
Restricted cash	-	331,528
Accounts and other receivables	-	8,646,807
Government remittances	-	1,070,216
Publisher advance	-	4,534,218
Investment at FVTPL	2,629,851	-
	2,629,851	29,888,765

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2021 and 2020

(Unaudited)

(Expressed in United States Dollars)

Carrying value at August 31, 2021	FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
	$	$	$

Financial liabilities:
Accounts payable	-	-	10,403,665
Accrued liabilities	-	-	5,722,470
Players liability account	-	-	331,528
Arbitration reserve	-	6,468,330	-
Long-term debt	-	-	96,664
Promissory notes payable	-	-	821,948
Warrant liability	4,868,703	-	-
Convertible debt	-	9,951,496	-
	4,868,703	16,419,826	17,376,275

Schedule of Hierarchy Levels of Fair Value

A summary of instruments, with their classification in the fair value hierarchy is as follows:

	Level 1	Level 2	Level 3	Fair value as of November 30, 2021
	$	$	$	$

Warrant liability	-	1,851,311	-	1,851,311
Convertible debt	-	-	8,185,564	8,185,564
Investment at FVTPL	-	-	2,629,851	2,629,851

	Level 1	Level 2	Level 3	Fair value as of August 31, 2021
	$	$	$	$

Warrant liability	-	4,868,703	-	4,868,703
Convertible debt	-	-	9,951,496	9,951,496
Investment at FVTPL	-	-	2,629,851	2,629,851